CONTINUOUS FILING ABS-15G - Reporting Subsequent Asset Class

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

January 14, 2026
Date of Report

GE CAPITAL US HOLDINGS, INC.
(Exact name of securitizer as specified in its charter)

025-02647	0001660492
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Elena Haliulin, (203) 229-8655
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), GE Capital US Holdings, Inc. (on behalf of GE-WMC Mortgage Securities, L.L.C. (CIK: 0001335739, Commission File Number: 025-01098)) has indicated by check mark that there is no activity to report for the annual period with respect to each of the following transactions: GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2 and GE-WMC Asset-Backed Pass-Through Certificates, Series 2006-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 14, 2026	GE CAPITAL US HOLDINGS, INC. (on behalf of GE-WMC Mortgage Securities, L.L.C.)

	By:	/s/ Elena Haliulin
		Name:	Elena Haliulin
		Title:	Vice President